Management of Capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Management Of Capital
Equity	$ 36,823	$ 40,479
Bridge loan	2,931	0
Less cash	660	1,653	$ 2,474
Capital	$ 39,094	$ 38,826